ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

12.         ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Payroll and welfare benefit	3,203	2,918
Other taxes and surcharges payable (1)	7,931	7,945
Amounts payable to sales and marketing agents	25,909	21,181
Interest payables	6,080	691
Utility and property management payables	7,444	7,337
Construction payables	1,497	1,436
Payables of decoration services	1,096	680
Deposits for rental	2,708	3,189
Lease liability, current	1,228	748
Customers’ refundable fees	6,032	6,385
Others	3,730	1,706
	66,858	54,216

Other taxes and surcharges payable consist of VAT, education surcharge (“ES”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).